PLANT EQUIPMENT AND MINING PROPERTIES (Details Narrative) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Assets Under Construction	$ 3,817	$ 6,348
Property Plant Equipment, Net Carrying Amount	2,417	$ 1,306
Property Plant Equipment, Write down	$ 330